Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subsequent events
Deposits related to Canada Revenue Agency ("CRA") audits	$ 40.9	$ 15.6
Energy well equipment, net	5.6	5.4
Right-of-use assets, net	0.9	1.5
Debt issue costs	1.5	1.2
Furniture and fixtures, net	0.2	0.2
Other assets	$ 49.1	$ 23.9